1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — December 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 74.7%
Aerospace  — 1.6%
$ 250,000 Rocket Lab USA Inc.,
4.250%, 02/01/29(a) ............. $ 1,263,753
Broadcasting  — 0.8%
865,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 674,700
Business Services  — 2.8%
1,000,000 Live Nation Entertainment Inc.,
2.875%, 01/15/30(a) ............. 1,009,000
MicroStrategy Inc.
525,000 Zero Coupon, 12/01/29(a) ......... 422,625
500,000 2.250%, 06/15/32(a) ............. 816,500
2,248,125
Computer Software and Services  — 14.9%
1,375,000 Akamai Technologies Inc.,
1.125%, 02/15/29 ............... 1,347,567
1,000,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31(a)(b) ........... 1,065,250
1,000,000 Box Inc.,
1.500%, 09/15/29(a) ............. 976,000
1,350,000 CSG Systems International Inc.,
3.875%, 09/15/28 ............... 1,366,200
54,000 Guidewire Software Inc.,
1.250%, 11/01/29(a) ............. 52,947
1,250,000 Lumentum Holdings Inc.,
0.500%, 12/15/26 ............... 1,378,750
Nutanix Inc.
500,000 0.250%, 10/01/27 ............... 606,500
300,000 0.500%, 12/15/29(a) ............. 298,050
1,000,000 Pagaya Technologies Ltd.,
6.125%, 10/01/29(a) ............. 1,043,000
1,050,000 PagerDuty Inc.,
1.500%, 10/15/28 ............... 1,025,850
700,000 Rapid7 Inc.,
1.250%, 03/15/29 ............... 665,455
550,000 Snowflake Inc.,
Zero Coupon, 10/01/29(a) ......... 655,050
400,000 Varonis Systems Inc.,
1.000%, 09/15/29(a) ............. 378,500
1,118,000 Veritone Inc.,
1.750%, 11/15/26 ............... 457,854
500,000 Vertex Inc.,
0.750%, 05/01/29(a) ............. 793,010
12,109,983
Consumer Services  — 1.4%
1,000,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 ............... 1,105,000
Principal
Amount
Market
Value
Diversified Industrial  — 1.1%
$ 900,000 Enovix Corp.,
3.000%, 05/01/28(a) ............. $ 891,187
Energy and Energy Services  — 0.2%
200,000 Fluence Energy Inc.,
2.250%, 06/15/30(a) ............. 207,200
Energy and Utilities  — 18.3%
1,758,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 1,285,537
1,000,000 Bloom Energy Corp.,
3.000%, 06/01/28 ............... 1,382,500
1,100,000 CMS Energy Corp.,
3.375%, 05/01/28 ............... 1,144,550
1,000,000 Fluor Corp.,
1.125%, 08/15/29 ............... 1,261,500
900,000 Kosmos Energy Ltd.,
3.125%, 03/15/30(a) ............. 775,125
1,400,000 Nabors Industries Inc.,
1.750%, 06/15/29 ............... 1,019,340
1,575,000 Northern Oil & Gas Inc.,
3.625%, 04/15/29 ............... 1,849,444
500,000 Ormat Technologies Inc.,
2.500%, 07/15/27 ............... 492,750
1,400,000 PPL Capital Funding Inc.,
2.875%, 03/15/28 ............... 1,465,450
1,310,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 ............... 498,005
2,250,000 TXNM Energy Inc.,
5.750%, 06/01/54(a) ............. 2,616,051
1,000,000 WEC Energy Group Inc.,
4.375%, 06/01/29(a) ............. 1,081,500
14,871,752
Financial Services  — 6.3%
1,400,000 Cleanspark Inc.,
Zero Coupon, 06/15/30(a) ......... 1,168,835
1,000,000 Galaxy Digital Holdings LP,
2.500%, 12/01/29(a) ............. 966,300
1,200,000 Global Payments Inc.,
1.500%, 03/01/31(a) ............. 1,180,800
150,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 232,050
600,000 MARA Holdings Inc.,
2.125%, 09/01/31(a) ............. 645,000
500,000 SoFi Technologies Inc.,
1.250%, 03/15/29 ............... 884,000
5,076,985

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Food and Beverage  — 1.0%
$ 800,000 Fomento Economico Mexicano SAB de CV,
2.625%, 02/24/26 ............... $ 824,917
Health Care  — 11.4%
1,500,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29 ............... 1,403,400
1,050,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29(a) ............. 1,065,750
500,000 Enovis Corp.,
3.875%, 10/15/28 ............... 530,500
750,000 Evolent Health Inc.,
3.500%, 12/01/29 ............... 637,950
1,000,000 Exact Sciences Corp.,
2.000%, 03/01/30 ............... 1,030,500
500,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 ............... 540,457
1,000,000 Jazz Investments I Ltd.,
3.125%, 09/15/30(a) ............. 1,081,000
625,000 Pacira BioSciences Inc.,
2.125%, 05/15/29(a) ............. 539,063
1,500,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27 ............... 1,650,750
750,000 TransMedics Group Inc.,
1.500%, 06/01/28 ............... 776,341
9,255,711
Metals and Mining  — 2.1%
700,000 Centrus Energy Corp.,
2.250%, 11/01/30(a) ............. 665,420
1,000,000 MP Materials Corp.,
3.000%, 03/01/30(a) ............. 1,034,400
1,699,820
Real Estate Investment Trusts  — 3.6%
1,000,000 Digital Realty Trust LP,
1.875%, 11/15/29(a) ............. 1,035,000
1,450,000 Redfin Corp.,
0.500%, 04/01/27 ............... 1,125,635
750,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 737,979
2,898,614
Security Software  — 1.2%
1,700,000 Cardlytics Inc.,
4.250%, 04/01/29(a) ............. 959,284
Semiconductors  — 6.7%
indie Semiconductor Inc.
1,100,000 4.500%, 11/15/27 ............... 1,007,050
400,000 3.500%, 12/15/29(a) ............. 418,200
Principal
Amount
Market
Value
$ 1,000,000 MKS Instruments Inc.,
1.250%, 06/01/30(a) ............. $ 973,000
600,000 ON Semiconductor Corp.,
0.500%, 03/01/29 ............... 567,150
1,450,000 OSI Systems Inc.,
2.250%, 08/01/29(a) ............. 1,568,755
2,100,000 Wolfspeed Inc.,
1.875%, 12/01/29 ............... 880,740
5,414,895
Telecommunications  — 1.3%
1,000,000 Applied Digital Corp.,
2.750%, 06/01/30(a) ............. 1,042,092
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 60,544,018
Shares
MANDATORY CONVERTIBLE SECURITIES(c)  — 11.5%
Aerospace  — 1.1%
14,465 The Boeing Co.,
6.000%, 10/15/27 ............... 880,774
Computer Software and Services  — 1.0%
13,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 815,230
Diversified Industrial  — 1.1%
13,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 916,240
Energy and Energy Services  — 1.4%
22,100 PG&E Corp., Ser. A,
6.000%, 12/01/27 ............... 1,100,359
Energy and Utilities  — 2.2%
40,000 NextEra Energy Inc.,
7.234%, 11/01/27 ............... 1,824,000
Financial Services  — 1.7%
25,000 Ares Management Corp., Ser. B,
6.750%, 10/01/27 ............... 1,376,000
Health Care  — 1.5%
19,000 BrightSpring Health Services Inc.,
6.750%, 02/01/27 ............... 1,189,400
Specialty Chemicals  — 1.5%
30,000 Albemarle Corp.,
7.250%, 03/01/27 ............... 1,220,700
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 9,322,703

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At December 31, 2024, the Fund held an investment in a restricted and illiquid security amounting to $1,065,250 or 1.31% of total investments, which was valued under methods approved by the Board of Directors as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS  — 5.2%
Aerospace  — 0.1%
400 The Boeing Co.† .................. $ 70,800
Automotive: Parts and Accessories  — 0.0%
1,200 Dana Inc. ....................... 13,872
Broadcasting  — 0.1%
40,000 Grupo Televisa SAB, ADR ............ 67,200
Computer Hardware  — 0.1%
400 International Business Machines Corp. .. 87,932
Diversified Industrial  — 0.7%
100 AMETEK Inc. .................... 18,026
1,000 General Electric Co. ................ 166,790
800 ITT Inc. ........................ 114,304
3,000 Textron Inc. ..................... 229,470
528,590
Energy and Energy Services  — 0.1%
2,500 Halliburton Co. ................... 67,975
Energy and Utilities  — 0.1%
11,000 Algonquin Power & Utilities Corp. ...... 48,950
800 National Fuel Gas Co. .............. 48,544
97,494
Entertainment  — 0.1%
1,000 Atlanta Braves Holdings Inc., Cl. A† .... 40,800
7,500 Ollamani SAB† ................... 12,733
1,000 Paramount Global, Cl. A ............. 22,300
75,833
Equipment and Supplies  — 0.0%
200 Donaldson Co. Inc. ................ 13,470
Financial Services  — 1.8%
300 American Express Co. .............. 89,037
800 Citigroup Inc. .................... 56,312
300 JPMorgan Chase & Co. ............. 71,913
400 Julius Baer Group Ltd. .............. 25,854
200 Morgan Stanley .................. 25,144
5,200 State Street Corp. ................. 510,380
9,000 The Bank of New York Mellon Corp. .... 691,470
100 The PNC Financial Services Group Inc. .. 19,285
1,489,395
Food and Beverage  — 0.1%
600 Pernod Ricard SA ................. 67,744
500 Remy Cointreau SA ................ 30,247
300 The Campbell's Company ........... 12,564
110,555
Shares
Market
Value
Health Care  — 0.8%
300 Johnson & Johnson ............... $ 43,386
1,200 Merck & Co. Inc. .................. 119,376
1,700 Perrigo Co. plc ................... 43,707
6,300 Pfizer Inc. ...................... 167,139
7,700 Roche Holding AG, ADR ............ 268,576
642,184
Real Estate Investment Trusts  — 0.8%
7,205 Crown Castle Inc. ................. 653,926
Retail  — 0.2%
200 Costco Wholesale Corp. ............. 183,254
Telecommunications  — 0.1%
200 Swisscom AG .................... 111,179
Transportation  — 0.1%
200 GATX Corp. ..................... 30,992
TOTAL COMMON STOCKS ......... 4,244,651
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.6%
$ 7,015,000 U.S. Treasury Bills,
4.267% to 4.286%††, 03/13/25 to
03/27/25 ...................... 6,948,047
TOTAL INVESTMENTS — 100.0% ....
(Cost $80,595,994) .............. $ 81,059,419
Acquisition
Principal
Amount Issuer
Acquisition
Date
Acquisition
Cost
12/31/24
Carrying
Value
Per Bond
$1,000,000 Alibaba Group
Holding Ltd.,
0.500%, 06/01/31
5/23/2024
- 11/26/2024 $1,081,285 $106.5250

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
ADR American Depositary Receipt